EXPLORATION AND EVALUATION ASSETS (Details Narrative)									9 Months Ended
	Aug. 16, 2023 USD ($)	Aug. 16, 2023 CAD ($)	Aug. 22, 2022 USD ($)	Aug. 22, 2022 CAD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 CAD ($)	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Aug. 22, 2022 CAD ($)	Sep. 28, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Description of binding commitment letter	Company entered into a binding commitment letter with the Liquidator of BCL Limited, which is subject to customary final documentation, to acquire a 100% interest in two additional deposits (“Phikwe South” and the “Southeast Extension”) located adjacent to and immediately north of the Selebi North mine.	Company entered into a binding commitment letter with the Liquidator of BCL Limited, which is subject to customary final documentation, to acquire a 100% interest in two additional deposits (“Phikwe South” and the “Southeast Extension”) located adjacent to and immediately north of the Selebi North mine.
Upfront cost to acquire additional mineral properties	$ 1,000,000
Work commitments amount for next four years	$ 5,000,000
Description of extension of selebi mining license	As a result of the extension of the Selebi Mining Licence, the remaining asset purchase obligations of the Company outlined in the original Selebi Mines asset purchase agreement with the Liquidator will each increase by 10%, $7,436,000 (USD 5,500,000) in total, while the trigger events remain unchanged. The existing 2% net smelter royalty (“NSR”) held by the Liquidator with respect to production from the Selebi Mining Licence will also apply to production from these additional deposits, subject to the Company’s existing buy-back right for 50% of the NSR.	As a result of the extension of the Selebi Mining Licence, the remaining asset purchase obligations of the Company outlined in the original Selebi Mines asset purchase agreement with the Liquidator will each increase by 10%, $7,436,000 (USD 5,500,000) in total, while the trigger events remain unchanged. The existing 2% net smelter royalty (“NSR”) held by the Liquidator with respect to production from the Selebi Mining Licence will also apply to production from these additional deposits, subject to the Company’s existing buy-back right for 50% of the NSR.
Remaining asset purchase obligation	$ 5,500,000	$ 7,436,000
Selebi [member]
IfrsStatementLineItems [Line Items]
Assets purchase price					$ 56,750,000							$ 76,862,200
Closing payment					1,750,000	$ 2,086,830
Second installment of asset purchase price					25,000,000	33,860,000
Third installment of asset purchase price					30,000,000	40,632,000
Payment of care and maintenance							$ 5,178,747	$ 6,164,688
Acquisition cost					1,750,000							$ 2,086,830
Payment of care and maintenance funding					$ 5,178,747	$ 6,164,688
Payment of second instalment			$ 25,000,000	$ 33,860,000
Payment of third instalment			30,000,000	$ 40,632,000
Exploration related cost									$ 12,868,595
Selkirk [member]
IfrsStatementLineItems [Line Items]
Acquisition cost			$ 244,954								$ 327,109
Exploration and assets related expenditure										$ 21,783,763